Shareholders' Equity - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 29, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate ordinary shares repurchase	$ 3,837,070
Shares repurchase, shares	11,207,320	10,148,834	9,483,090
Shares repurchase, value	764,543	537,829	466,164
Total intrinsic value of options exercised	89,957	90,352	61,564
Weighted average fair value granted under options	$ 19.55	$ 16.17	$ 15.52
Total fair value of restricted stock units vested	18,414	17,738	22,806
Unrecognized compensation expense	112,929
Unrecognized compensation expense expected period of recognition (in years)	1 year 9 months 26 days
Unrecognized compensation expense	235,705	205,420	259,547
Two Thousand Five Equity Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options and RSUs outstanding	13,824,359
Ordinary shares available for future grant	18,379,095
Subsequent Event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized amount under share repurchase programs				1,500,000
Subsequent Event | Maximum | Per quarter
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized amount under share repurchase programs				250,000
Stock Options | Two Thousand Five Equity Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum period options granted to employees, officers and directors (in years)	7 years
Stock Options | Two Thousand Five Equity Incentive Plans | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Stock Options | Two Thousand Five Equity Incentive Plans | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	5 years
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock units granted	$ 65.08	$ 48.64	$ 54.76
Restricted Stock Units (RSUs) | Two Thousand Five Equity Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares available for future grant	754,288
Options to purchase Ordinary shares reserved for issuance	6,000,000
Percentage of salary to purchase Ordinary shares	15.00%
Ordinary shares per employee, maximum	1,250
Price of Ordinary shares purchased under ESPP, percentage of lower of fair market value of Ordinary share on subscription date of each offering period or on purchase date	85.00%
Purchase of Ordinary shares by employees	312,588	354,487	309,559
Average price per share purchased by employees	$ 51.48	$ 42.14	$ 44.15
Compensation expense recognized	4,187	3,973	4,313
Performance Stock Units PSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock units granted	$ 64.03
Share-based compensation, equity instruments other than options, commitment for grants	16,790
Unrecognized compensation expense	$ 7,289